Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Rental Commitments

Minimum annual rental commitments as of March 31, 2016, under noncancellable leases are set forth as follows (dollars in thousands):

Fiscal Year	Amount
2017	$9,262
2018	$7,321
2019	$6,344
2020	$4,083
2021	$2,648
Thereafter	$8,935